Condensed financial information of Plastec Technologies, Ltd. (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
Balance Sheets

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$
Assets
Current assets
Cash and cash equivalents	28,980	23,787	31,048	163,336
Amounts due from subsidiaries	-	-	100,056	287,836
Prepaid expenses	574	-	-	1,076
Dividend receivable	-	-	-	70,000
Total current assets	29,554	23,787	131,104	522,248
Investment in subsidiaries	1	1	1	1
Total assets	29,555	23,788	131,105	522,249

Liabilities and shareholders’ equity
Current liabilities
Account payable and accrued liabilities	369	369	609	416
Due to fellow subsidiaries	66,017	62,012	-	-
Tax payable	-	-	1,378	2,897
Total current liabilities	66,386	62,381	1,987	3,313
NET CURRENT ASSETS/(LIABILITIES)	(36,831)	(38,593)	129,118	518,936
TOTAL ASSETS AND LIABILITIES	(36,831)	(38,593)	129,118	518,936

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228, 12,938,128 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012, 2013 and 2014, respectively)	112	112	101	101
Retained earnings/(Accumulated losses)	(36,943)	(38,705)	129,017	518,835
Total shareholders’ equity	(36,831)	(38,593)	129,118	518,936

Schedule of Condensed Income Statement [Table Text Block]
Statements of operations and comprehensive income

		8-month
	Year ended	Period ended	Year ended	Year ended
	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Revenues	-	-	224,758	414,000
Other incomes	4,803	3,323	12,192	12,119
Administrative expenses	(4,163)	(2,243)	(4,455)	(4,101)
Finance costs	-	(3)	-	-
Income before income tax expense	640	1,077	232,495	422,018
Income tax expense	-	-	(1,379)	(1,519)
Total comprehensive income	640	1,077	231,116	420,499

Schedule of Condensed Cash Flow Statement [Table Text Block]
Statements of cash flows

		8-month
	Year ended	Period ended	Year ended	Year ended
	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$
Cash flows from operating activities
Net income	640	1,077	231,116	420,499
Change in operating assets and liabilities
Prepaid expenses	(272)	574	-	(1,076)
Accounts payable and accrued liabilities	-	1	239	(193)
Income tax	-	-	1,378	1,519
Net cash provided by operating activities	368	1,652	232,733	420,749

Cash flows from investing activity
Increase in dividend receivable	-	-	-	(70,000)
Net cash used in investing activity	-	-	-	(70,000)

Cash flows from financing activities
Increase/(decrease) in amount due to subsidiaries	65,868	(4,005)	-	-
Increase in amount due from subsidiaries	-	-	(162,068)	(187,780)
Proceeds used in repurchase of shares and warrants	(92,026)	(2,840)	(63,404)	(406)
Dividend paid	-	-	-	(30,275)
Net cash used in financing activities	(26,158)	(6,845)	(225,472)	(218,461)
Net increase/(decrease) in cash and cash equivalents	(25,790)	(5,193)	7,261	132,288
Cash and cash equivalents, beginning of year/period	54,770	28,980	23,787	31,048
Cash and cash equivalents, end of year/period	28,980	23,787	31,048	163,336